Fair Value Measurements (Details 3) (Predecessor) (USD $)	Sep. 30, 2013	Sep. 30, 2013 Carrying Amount	Sep. 30, 2013 Fair Value	Sep. 30, 2013 Recurring basis Carrying Amount Interest rates swaps	Sep. 30, 2013 Recurring basis Fair Value Interest rates swaps	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Carrying Amount	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Carrying Amount	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Fair Value	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Fair Value	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Recurring basis Carrying Amount Interest rates swaps	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Recurring basis Carrying Amount Interest rates swaps	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Recurring basis Fair Value Interest rates swaps	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Recurring basis Fair Value Interest rates swaps
Fair value of other financial instruments
Notes payable		$ 46,675,000	$ 47,192,000					$ 84,489,000	$ 98,674,263	$ 86,982,000	$ 91,120,934
Derivative liabilities	$ 437,000			$ 437,000	$ 437,000	$ 643,000	$ 764,994					$ 643,000	$ 764,994	$ 643,000	$ 764,994